Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Taxes [line items]
Assets	$ 2,300	$ 1,969
Liabilities	(11,818)	(12,204)
Net	(9,518)	(10,235)	$ (10,607)	$ (11,105)
Netting by taxable entity, Assets	(1,874)	(1,743)
Netting by taxable entity, Liabilities	1,874	1,743
Net deferred tax assets/(liabilities), Assets	2,300	1,969
Net deferred tax assets/(liabilities), Liabilities	(11,817)	(12,204)
Net deferred tax assets/(liabilities), Net	(9,518)	(10,235)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	191	91
Liabilities	(2,071)	(2,113)
Net	(1,880)	(2,023)
Intangibles [member]
Disclosure Of Deferred Taxes [line items]
Assets	89	60
Liabilities	(9,582)	(9,796)
Net	(9,492)	(9,736)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	102	88
Liabilities	(90)	(66)
Net	12	22
Trades and Other Receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	51	48
Net	51	48
Interest Bearing Loans and Borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	852	905
Liabilities	(657)	(628)
Net	195	277
Employee Benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	433	577
Liabilities	(9)	(8)
Net	423	569
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	533	511
Liabilities	(56)	(19)
Net	477	492
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	51	11
Liabilities	(61)	(118)
Net	(10)	(107)
Other Items [member]
Disclosure Of Deferred Taxes [line items]
Assets	532	407
Liabilities	(1,166)	(1,198)
Net	(634)	(792)
Loss Carry Forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	1,341	1,015
Net	1,341	1,015
Gross Deferred Tax Assets/(Liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	4,175	3,713
Liabilities	(13,693)	(13,947)
Net	$ (9,518)	$ (10,235)